Offsets	Sep. 11, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(b) Offset	true
Form or Filing Type	F-1
File Number	333-297299
Initial Filing Date	Jul. 07, 2026
Fee Offset Claimed	$ 1,075.02
Explanation for Claimed Amount	The Registrant previously paid registration fees of $1,243.52 in connection with the initial filing of this Registration Statement on Form F-1 on July 7, 2026.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(b) Offset	true
Registrant or Filer Name	Cuprina Holdings (Cayman) LTD
Form or Filing Type	F-1
File Number	333-297299
Filing Date	Jul. 07, 2026
Fee Paid with Fee Offset Source	$ 1,243.52